T. ROWE PRICE Institutional Emerging Markets Bond Fund
September 30, 2022 (Unaudited)
1
Portfolio of
Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 1.4%
Government Bonds 1.4%
Republic of Albania, 3.50%, 6/16/27
(EUR)  1,960,000 1,669
Republic of Albania, 3.50%,
11/23/31 (EUR) (1) 1,925,000 1,387
Republic of Albania, 3.50%,
11/23/31 (EUR)  2,270,000 1,636
Total Albania (Cost
$6,605
)
4,692
ANGOLA 2.3%
Government Bonds 2.3%
Republic of Angola, 8.00%,
11/26/29 (USD)  2,460,000 1,858
Republic of Angola, 8.25%, 5/9/28
(USD)  3,840,000 3,037
Republic of Angola, 8.75%, 4/14/32
(USD) (1) 1,130,000 841
Republic of Angola, 9.125%,
11/26/49 (USD)  2,800,000 1,894
Total Angola (Cost
$8,983
)
7,630
ARGENTINA 0.7%
Government Bonds 0.7%
Republic of Argentina, 0.00%,
12/15/35 (USD) (2)(3) 4,020,000 23
Republic of Argentina, STEP, 0.50%,
7/9/30 (USD)  1,610,121 325
Republic of Argentina, STEP, 1.50%,
7/9/35 (USD)  2,600,026 474
Republic of Argentina, STEP,
3.875%, 1/9/38 (USD)  7,020,959 1,658
Total Argentina (Cost
$6,372
)
2,480
AUSTRIA 0.2%
Government Bonds 0.2%
Republic of Austria, 0.85%,
6/30/2120 (1) 1,775,000 717
Total Austria (Cost
$975
)
717
BAHAMAS 1.0%
Government Bonds 1.0%
Commonwealth of Bahamas, 6.00%,
11/21/28 (USD) (1) 5,325,000 3,248
Commonwealth of Bahamas, 9.00%,
6/16/29 (USD) (1) 350,000 245
Total Bahamas (Cost
$5,774
)
3,493
BAHRAIN 3.2%
Government Bonds 3.2%
Kingdom of Bahrain, 5.625%,
5/18/34 (USD) (1) 4,350,000 3,418
Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Bahrain, 6.75%,
9/20/29 (USD)  2,860,000 2,679
Kingdom of Bahrain, 7.00%,
10/12/28 (USD)  3,755,000 3,613
Kingdom of Bahrain, 7.50%,
9/20/47 (USD)  1,225,000 976
Total Bahrain (Cost
$12,430
)
10,686
BARBADOS 0.1%
Government Bonds 0.1%
Government of Barbados, 6.50%,
10/1/29 (USD) (1) 275,000 244
Total Barbados (Cost
$278
)
244
BENIN 0.2%
Government Bonds 0.2%
Republic of Benin, 4.875%, 1/19/32
(EUR) (1) 1,160,000 779
Total Benin (Cost
$1,396
)
779
BRAZIL 1.6%
Convertible Bonds 0.3%
MercadoLibre, 2.00%, 8/15/28
(USD)  459,000 910
910
Corporate Bonds 0.9%
Cosan Overseas, 8.25% (USD) (4) 430,000 425
Globo Comunicacao e
Participacoes, 4.875%, 1/22/30
(USD)  3,225,000 2,432
Globo Comunicacao e
Participacoes, 5.50%, 1/14/32
(USD) (1) 500,000 376
3,233
Government Bonds 0.4%
Republic of Brazil, 5.00%, 1/27/45
(USD)  1,723,000 1,256
1,256
Total Brazil (Cost
$6,701
)
5,399
CHILE 3.6%
Corporate Bonds 3.0%
AES Andes, VR, 6.35%, 10/7/79
(USD) (1)(5) 725,000 625
AES Andes, VR, 7.125%, 3/26/79
(USD) (1)(5) 2,425,000 2,132
Agrosuper, 4.60%, 1/20/32
(USD) (1) 1,400,000 1,138
Banco Santander Chile, 3.177%,
10/26/31 (USD) (1) 1,500,000 1,194
Celulosa Arauco y Constitucion,
4.20%, 1/29/30 (USD) (1) 1,000,000 822
Celulosa Arauco y Constitucion,
5.15%, 1/29/50 (USD)  1,000,000 708

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Empresa de los Ferrocarriles del
Estado, 3.068%, 8/18/50 (USD)  1,520,000 860
Empresa de Transporte de
Pasajeros Metro, 3.693%, 9/13/61
(USD) (1) 800,000 470
Empresa de Transporte de
Pasajeros Metro, 4.70%, 5/7/50
(USD) (1) 945,000 714
VTR Comunicaciones, 4.375%,
4/15/29 (USD) (1) 2,010,000 1,251
9,914
Government Bonds 0.6%
Bonos de la Tesoreria de la
Republica, 4.70%, 9/1/30 (1) 980,000,000 886
Republic of Chile, 3.25%, 9/21/71
(USD)  1,200,000 688
Republic of Chile, 3.50%, 1/31/34
(USD)  310,000 253
Republic of Chile, 4.00%, 1/31/52
(USD)  350,000 256
2,083
Total Chile (Cost
$15,231
)
11,997
CHINA 2.2%
Convertible Bonds 0.2%
H World Group, 3.00%, 5/1/26
(USD)  556,000 608
608
Corporate Bonds 1.0%
Health & Happiness H&H
International Holdings, 5.625%,
10/24/24 (USD)  1,000,000 805
State Grid Overseas Investment
2013, 4.375%, 5/22/43 (USD)  500,000 460
State Grid Overseas Investment BVI,
4.00%, 5/4/47 (USD)  800,000 693
Tencent Holdings, 3.29%, 6/3/60
(USD)  1,435,000 821
Tencent Holdings, 3.84%, 4/22/51
(USD)  690,000 452
3,231
Government Bonds 1.0%
People's Republic of China, Series
INBK, 3.27%, 11/19/30  7,600,000 1,115
People's Republic of China, Series
1916, 3.12%, 12/5/26  16,100,000 2,331
3,446
Total China (Cost
$8,441
)
7,285
COLOMBIA 4.4%
Corporate Bonds 1.9%
Banco Davivienda, VR, 6.65%
(USD) (1)(4)(5) 1,975,000 1,451
Banco de Bogota, 6.25%, 5/12/26
(USD)  1,000,000 937
Par/Shares $ Value
(Cost and value in $000s)
Bancolombia, VR, 4.625%,
12/18/29 (USD) (5) 1,345,000 1,132
Ecopetrol, 4.625%, 11/2/31 (USD)  1,460,000 1,024
Ecopetrol, 5.875%, 5/28/45 (USD)  3,325,000 2,018
6,562
Government Bonds 2.4%
Republic of Colombia, 3.00%,
1/30/30 (USD)  2,075,000 1,491
Republic of Colombia, 3.125%,
4/15/31 (USD)  2,100,000 1,460
Republic of Colombia, 4.125%,
5/15/51 (USD)  1,455,000 785
Republic of Colombia, 5.00%,
6/15/45 (USD)  4,425,000 2,695
Republic of Colombia, 6.125%,
1/18/41 (USD)  2,320,000 1,713
8,144
Private Investment Company 0.1%
Bona Fide Investments Feeder LLC,
Acquisition date: 6/1/22, Cost $265
(USD) (2)(6) † 251
251
Total Colombia (Cost
$19,450
)
14,957
DOMINICAN REPUBLIC 5.6%
Government Bonds 5.6%
Dominican Republic, 4.50%,
1/30/30 (USD) (1) 3,870,000 3,061
Dominican Republic, 4.875%,
9/23/32 (USD) (1) 4,705,000 3,555
Dominican Republic, 4.875%,
9/23/32 (USD)  5,925,000 4,477
Dominican Republic, 5.875%,
1/30/60 (USD)  5,200,000 3,451
Dominican Republic, 6.85%,
1/27/45 (USD)  4,350,000 3,402
Dominican Republic, 7.45%,
4/30/44 (USD)  850,000 717
Total Dominican Republic (Cost
$22,708
)
18,663
ECUADOR 1.3%
Government Bonds 1.3%
Republic of Ecuador, STEP, 2.50%,
7/31/35 (USD) (1) 7,952,685 2,637
Republic of Ecuador, STEP, 2.50%,
7/31/35 (USD)  1,075,000 357
Republic of Ecuador, STEP, 5.50%,
7/31/30 (USD) (1) 2,829,550 1,353
Total Ecuador (Cost
$8,575
)
4,347
EGYPT 1.8%
Government Bonds 1.8%
Arab Republic of Egypt, 5.875%,
2/16/31 (USD) (1) 540,000 315

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Arab Republic of Egypt, 5.875%,
2/16/31 (USD)  1,350,000 788
Arab Republic of Egypt, 6.588%,
2/21/28 (USD)  1,650,000 1,162
Arab Republic of Egypt, 7.60%,
3/1/29 (USD)  1,030,000 724
Arab Republic of Egypt, 7.903%,
2/21/48 (USD) (1) 800,000 420
Arab Republic of Egypt, 8.50%,
1/31/47 (USD) (1) 3,050,000 1,705
Arab Republic of Egypt, 8.50%,
1/31/47 (USD)  1,640,000 917
Total Egypt (Cost
$9,803
)
6,031
EL SALVADOR 0.8%
Government Bonds 0.8%
Republic of El Salvador, 5.875%,
1/30/25 (USD)  3,565,000 1,978
Republic of El Salvador, 7.65%,
6/15/35 (USD)  1,945,000 664
Total El Salvador (Cost
$4,192
)
2,642
GHANA 0.4%
Corporate Bonds 0.2%
Kosmos Energy, 7.125%, 4/4/26
(USD)  700,000 575
575
Government Bonds 0.2%
Republic of Ghana, 8.125%,
1/18/26 (USD)  1,720,000 872
872
Total Ghana (Cost
$2,217
)
1,447
GRENADA 0.0%
Government Bonds 0.0%
Government of Grenada, 7.00%,
5/12/30 (USD)  152,975 125
Total Grenada (Cost
$140
)
125
GUATEMALA 1.1%
Government Bonds 1.1%
Republic of Guatemala, 4.875%,
2/13/28 (USD)  1,050,000 953
Republic of Guatemala, 4.90%,
6/1/30 (USD) (1) 1,000,000 878
Republic of Guatemala, 5.25%,
8/10/29 (USD) (1) 230,000 207
Republic of Guatemala, 5.375%,
4/24/32 (USD)  1,900,000 1,659
Total Guatemala (Cost
$4,283
)
3,697
Par/Shares $ Value
(Cost and value in $000s)
HUNGARY 0.3%
Government Bonds 0.3%
Republic of Hungary, 2.125%,
9/22/31 (USD) (1) 1,360,000 934
Total Hungary (Cost
$1,343
)
934
INDIA 3.6%
Corporate Bonds 1.7%
ABJA Investment, 5.45%, 1/24/28
(USD)  1,170,000 1,090
Adani International Container
Terminal, 3.00%, 2/16/31 (USD)  2,304,000 1,773
Adani Ports & Special Economic
Zone, 4.20%, 8/4/27 (USD) (1) 645,000 566
Adani Ports & Special Economic
Zone, 4.375%, 7/3/29 (USD)  400,000 333
Bharti Airtel, 3.25%, 6/3/31
(USD) (1) 1,540,000 1,241
Greenko Power II, 4.30%, 12/13/28
(USD)  855,313 675
5,678
Government Bonds 1.9%
Export-Import Bank of India, 2.25%,
1/13/31 (USD) (1) 255,000 192
Export-Import Bank of India, 2.25%,
1/13/31 (USD)  3,300,000 2,483
Export-Import Bank of India, 3.25%,
1/15/30 (USD)  4,655,000 3,897
6,572
Total India (Cost
$14,650
)
12,250
INDONESIA 5.7%
Corporate Bonds 1.1%
Minejesa Capital, 5.625%, 8/10/37
(USD)  2,200,000 1,576
Pertamina Persero, 5.625%, 5/20/43
(USD)  920,000 781
Perusahaan Listrik Negara, 4.125%,
5/15/27 (USD)  1,000,000 927
Perusahaan Listrik Negara, 4.375%,
2/5/50 (USD) (1) 400,000 257
Perusahaan Listrik Negara, 6.15%,
5/21/48 (USD)  300,000 249
3,790
Government Bonds 4.6%
Perusahaan Penerbit, 2.80%,
6/23/30 (USD)  8,150,000 6,887
Perusahaan Penerbit, 4.15%,
3/29/27 (USD)  2,100,000 2,014
Perusahaan Penerbit, 4.45%,
2/20/29 (USD)  1,800,000 1,728
Perusahaan Penerbit, 4.55%,
3/29/26 (USD)  1,350,000 1,325

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Indonesia, 4.625%,
4/15/43 (USD)  2,425,000 2,065
Republic of Indonesia, 5.25%,
1/17/42 (USD)  1,500,000 1,362
15,381
Total Indonesia (Cost
$23,549
)
19,171
ISRAEL 0.4%
Corporate Bonds 0.4%
ICL Group, 6.375%, 5/31/38
(USD) (1) 1,400,000 1,321
Total Israel (Cost
$1,515
)
1,321
IVORY COAST 2.7%
Government Bonds 2.7%
Republic of Ivory Coast, 6.125%,
6/15/33 (USD)  9,700,000 7,421
Republic of Ivory Coast, 6.625%,
3/22/48 (EUR)  2,760,000 1,606
Total Ivory Coast (Cost
$11,986
)
9,027
JAMAICA 0.5%
Corporate Bonds 0.2%
TransJamaican Highway, 5.75%,
10/10/36 (USD) (1) 355,583 290
TransJamaican Highway, 5.75%,
10/10/36 (USD)  384,414 313
603
Government Bonds 0.3%
Government of Jamaica, 6.75%,
4/28/28 (USD)  1,100,000 1,145
1,145
Total Jamaica (Cost
$2,007
)
1,748
JORDAN 1.6%
Government Bonds 1.6%
Kingdom of Jordan, 5.85%, 7/7/30
(USD)  6,475,000 5,286
Total Jordan (Cost
$6,723
)
5,286
KAZAKHSTAN 1.1%
Corporate Bonds 1.1%
KazMunayGas National, 3.50%,
4/14/33 (USD)  1,700,000 1,125
KazMunayGas National, 5.75%,
4/19/47 (USD)  3,685,000 2,471
KazMunayGas National, 6.375%,
10/24/48 (USD)  215,000 151
Total Kazakhstan (Cost
$5,872
)
3,747
Par/Shares $ Value
(Cost and value in $000s)
KUWAIT 0.3%
Corporate Bonds 0.3%
MEGlobal Canada, 5.875%, 5/18/30
(USD) (1) 245,000 243
MEGlobal Canada, 5.875%, 5/18/30
(USD)  800,000 795
Total Kuwait (Cost
$1,153
)
1,038
LEBANON 0.1%
Government Bonds 0.1%
Lebanese Republic, 6.00%, 1/27/23
(USD) (2)(7) 4,640,000 288
Total Lebanon (Cost
$896
)
288
MEXICO 8.9%
Corporate Bonds 4.2%
America Movil, 5.375%, 4/4/32
(USD) (1) 1,200,000 1,034
Axtel, 6.375%, 11/14/24 (USD) (1) 505,000 356
Banco Mercantil del Norte, VR,
7.625% (USD) (4)(5) 500,000 445
Banco Mercantil del Norte, VR,
8.375% (USD) (4)(5) 1,075,000 986
BBVA Bancomer, VR, 5.125%,
1/18/33 (USD) (5) 2,975,000 2,466
BBVA Bancomer, VR, 5.875%,
9/13/34 (USD) (5) 750,000 643
Cemex, 5.45%, 11/19/29 (USD)  700,000 627
Cometa Energia, 6.375%, 4/24/35
(USD) (1) 1,357,800 1,227
Cometa Energia, 6.375%, 4/24/35
(USD)  262,800 238
Infraestructura Energetica Nova,
4.75%, 1/15/51 (USD)  1,375,000 937
Mexico City Airport Trust, 5.50%,
7/31/47 (USD)  8,003,000 5,012
13,971
Government Bonds 4.7%
Petroleos Mexicanos, 4.50%,
1/23/26 (USD)  3,400,000 2,934
Petroleos Mexicanos, 5.50%,
6/27/44 (USD)  1,860,000 976
Petroleos Mexicanos, 5.625%,
1/23/46 (USD)  5,560,000 2,908
Petroleos Mexicanos, 6.50%,
3/13/27 (USD)  4,450,000 3,734
Petroleos Mexicanos, 6.50%, 6/2/41
(USD)  7,405,000 4,305
Petroleos Mexicanos, 6.75%,
9/21/47 (USD)  1,550,000 867
Petroleos Mexicanos, Series 13-2,
7.19%, 9/12/24  2,700,000 121
15,845
Total Mexico (Cost
$39,887
)
29,816

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
MONGOLIA 0.8%
Government Bonds 0.8%
State of Mongolia, 4.45%, 7/7/31
(USD)  3,900,000 2,730
Total Mongolia (Cost
$3,299
)
2,730
MOROCCO 2.4%
Government Bonds 2.4%
Kingdom of Morocco, 3.00%,
12/15/32 (USD) (1) 1,300,000 914
Kingdom of Morocco, 3.00%,
12/15/32 (USD)  3,570,000 2,510
Kingdom of Morocco, 4.00%,
12/15/50 (USD)  7,825,000 4,498
Total Morocco (Cost
$10,655
)
7,922
NIGERIA 0.6%
Government Bonds 0.6%
Republic of Nigeria, 7.875%,
2/16/32 (USD)  2,950,000 1,907
Total Nigeria (Cost
$2,082
)
1,907
OMAN 4.2%
Corporate Bonds 0.4%
OmGrid Funding, 5.196%, 5/16/27
(USD)  500,000 453
Oryx Funding, 5.80%, 2/3/31
(USD) (1) 200,000 179
Oryx Funding, 5.80%, 2/3/31 (USD)  700,000 625
1,257
Government Bonds 3.8%
Sultanate of Oman, 4.75%, 6/15/26
(USD)  900,000 841
Sultanate of Oman, 5.375%, 3/8/27
(USD)  6,255,000 5,893
Sultanate of Oman, 5.625%,
1/17/28 (USD)  1,400,000 1,305
Sultanate of Oman, 6.25%, 1/25/31
(USD) (1) 710,000 663
Sultanate of Oman, 6.50%, 3/8/47
(USD)  3,060,000 2,406
Sultanate of Oman, 6.75%, 10/28/27
(USD)  1,700,000 1,681
12,789
Total Oman (Cost
$15,376
)
14,046
PAKISTAN 0.2%
Government Bonds 0.2%
Islamic Republic of Pakistan,
7.875%, 3/31/36 (USD)  1,936,000 719
Total Pakistan (Cost
$2,059
)
719
Par/Shares $ Value
(Cost and value in $000s)
PANAMA 1.6%
Corporate Bonds 0.6%
Aeropuerto Internacional de
Tocumen, 4.00%, 8/11/41 (USD) (1) 520,000 386
Banco General, VR, 5.25% (USD) (1)
(4)(5) 905,000 775
Banco Nacional de Panama, 2.50%,
8/11/30 (USD) (1) 1,105,000 812
1,973
Government Bonds 1.0%
Republic of Panama, 2.252%,
9/29/32 (USD)  3,000,000 2,120
Republic of Panama, 4.50%,
1/19/63 (USD)  1,750,000 1,160
3,280
Total Panama (Cost
$6,579
)
5,253
PARAGUAY 1.3%
Corporate Bonds 0.3%
Telefonica Celular del Paraguay,
5.875%, 4/15/27 (USD) (1) 1,005,000 895
895
Government Bonds 1.0%
Republic of Paraguay, 4.95%,
4/28/31 (USD) (1) 840,000 750
Republic of Paraguay, 5.40%,
3/30/50 (USD)  3,655,000 2,701
3,451
Total Paraguay (Cost
$5,759
)
4,346
PERU 1.1%
Corporate Bonds 0.2%
Lima Metro Line 2 Finance, 5.875%,
7/5/34 (USD)  312,040 296
Nexa Resources, 5.375%, 5/4/27
(USD)  575,000 510
806
Government Bonds 0.9%
Republic of Peru, 2.78%, 12/1/60
(USD)  3,010,000 1,644
Republic of Peru, 3.30%, 3/11/41
(USD)  1,400,000 971
Republic of Peru, 3.55%, 3/10/51
(USD)  590,000 397
3,012
Total Peru (Cost
$5,571
)
3,818
PHILIPPINES 1.8%
Corporate Bonds 1.1%
Globe Telecom, 3.00%, 7/23/35
(USD)  1,600,000 1,152

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
International Container Terminal
Services, 4.75%, 6/17/30 (USD)  1,160,000 1,047
Manila Water, 4.375%, 7/30/30
(USD)  1,600,000 1,404
3,603
Government Bonds 0.7%
Republic of Philippines, 2.65%,
12/10/45 (USD)  4,175,000 2,588
2,588
Total Philippines (Cost
$8,256
)
6,191
QATAR 2.5%
Corporate Bonds 0.9%
Qatar Energy, 2.25%, 7/12/31
(USD) (1) 1,210,000 978
Qatar Energy, 2.25%, 7/12/31 (USD)  1,200,000 969
Qatar Energy, 3.125%, 7/12/41
(USD) (1) 1,760,000 1,288
3,235
Government Bonds 1.6%
State of Qatar, 4.40%, 4/16/50
(USD)  1,550,000 1,367
State of Qatar, 4.817%, 3/14/49
(USD)  4,200,000 3,897
5,264
Total Qatar (Cost
$12,008
)
8,499
ROMANIA 1.7%
Government Bonds 1.7%
Republic of Romania, 2.875%,
4/13/42 (EUR) (1) 610,000 309
Republic of Romania, 3.00%,
2/14/31 (USD)  1,600,000 1,142
Republic of Romania, 3.375%,
1/28/50 (EUR)  3,775,000 1,917
Republic of Romania, 4.00%,
2/14/51 (USD) (1) 926,000 520
Republic of Romania, 4.00%,
2/14/51 (USD)  3,018,000 1,693
Total Romania (Cost
$9,449
)
5,581
SAUDI ARABIA 2.5%
Corporate Bonds 0.3%
Acwa Power Management &
Investments One, 5.95%, 12/15/39
(USD)  1,197,600 1,077
1,077
Government Bonds 2.2%
Kingdom of Saudi Arabia, 3.25%,
10/26/26 (USD)  1,900,000 1,810
Kingdom of Saudi Arabia, 3.45%,
2/2/61 (USD) (1) 1,265,000 862
Kingdom of Saudi Arabia, 3.75%,
1/21/55 (USD)  500,000 371
Par/Shares $ Value
(Cost and value in $000s)
Kingdom of Saudi Arabia, 4.50%,
4/22/60 (USD) (1) 585,000 494
Kingdom of Saudi Arabia, 5.00%,
4/17/49 (USD)  1,150,000 1,039
Saudi Arabian Oil, 3.50%, 4/16/29
(USD)  1,800,000 1,629
Saudi Arabian Oil, 4.25%, 4/16/39
(USD)  1,250,000 1,074
7,279
Total Saudi Arabia (Cost
$9,862
)
8,356
SENEGAL 1.8%
Government Bonds 1.8%
Republic of Senegal, 6.25%,
5/23/33 (USD)  8,025,000 6,055
Total Senegal (Cost
$7,296
)
6,055
SERBIA 1.4%
Government Bonds 1.4%
Republic of Serbia, 2.125%, 12/1/30
(USD)  7,250,000 4,769
Total Serbia (Cost
$6,504
)
4,769
SINGAPORE 0.3%
Convertible Bonds 0.3%
Sea, 0.25%, 9/15/26 (USD)  1,380,000 959
Total Singapore (Cost
$1,310
)
959
SOUTH AFRICA 1.9%
Government Bonds 1.9%
Republic of South Africa, 5.65%,
9/27/47 (USD)  3,070,000 1,982
Republic of South Africa, 5.875%,
4/20/32 (USD)  1,800,000 1,492
Republic of South Africa, 6.25%,
3/8/41 (USD)  450,000 338
Republic of South Africa, 7.30%,
4/20/52 (USD)  3,280,000 2,510
Total South Africa (Cost
$8,001
)
6,322
SRI LANKA 0.8%
Corporate Bonds 0.1%
SriLankan Airlines, 7.00%, 6/25/24
(USD)  845,000 499
499
Government Bonds 0.7%
Republic of Sri Lanka, 6.125%,
6/3/25 (USD) (2)(7) 2,300,000 646
Republic of Sri Lanka, 6.825%,
7/18/26 (USD) (2)(7) 200,000 53

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
Republic of Sri Lanka, 6.85%,
11/3/25 (USD) (2)(7) 5,950,000 1,603
2,302
Total Sri Lanka (Cost
$6,652
)
2,801
SURINAME 0.8%
Government Bonds 0.8%
Republic of Suriname, 9.25%,
10/26/26 (USD) (2)(7) 2,859,000 2,267
Republic of Suriname, 12.875%,
12/30/23 (USD) (2)(7) 200,000 164
Republic of Suriname, 12.875%,
12/30/23 (USD) (1)(2)(7) 325,000 267
Total Suriname (Cost
$2,625
)
2,698
TANZANIA 0.3%
Convertible Bonds 0.1%
HTA Group, 2.875%, 3/18/27 (USD)  400,000 292
292
Corporate Bonds 0.2%
HTA Group, 7.00%, 12/18/25
(USD) (1) 810,000 710
710
Total Tanzania (Cost
$1,226
)
1,002
THAILAND 1.2%
Corporate Bonds 1.2%
Bangkok Bank, VR, 3.466%,
9/23/36 (USD) (1)(5) 880,000 682
Bangkok Bank, VR, 3.733%,
9/25/34 (USD) (5) 1,500,000 1,234
Thaioil Treasury Center, 3.50%,
10/17/49 (USD) (1) 965,000 559
Thaioil Treasury Center, 3.50%,
10/17/49 (USD)  2,825,000 1,637
Total Thailand (Cost
$5,721
)
4,112
TURKEY 1.8%
Government Bonds 1.8%
Republic of Turkey, 4.25%, 4/14/26
(USD)  3,050,000 2,519
Republic of Turkey, 5.95%, 1/15/31
(USD)  1,200,000 887
Republic of Turkey, 6.00%, 1/14/41
(USD)  2,600,000 1,612
Republic of Turkey, 8.60%, 9/24/27
(USD)  1,150,000 1,078
Total Turkey (Cost
$7,726
)
6,096
UKRAINE 0.3%
Government Bonds 0.3%
Government of Ukraine, 7.75%,
9/1/27 (USD) (7) 1,395,000 284
Par/Shares $ Value
(Cost and value in $000s)
Government of Ukraine, 7.75%,
9/1/29 (USD) (7) 255,000 54
Government of Ukraine, 8.994%,
2/1/26 (USD) (7) 1,290,000 274
Government of Ukraine, 9.75%,
11/1/30 (USD) (7) 800,000 175
Government of Ukraine, 9.75%,
11/1/30 (USD) (1)(7) 250,000 55
Government of Ukraine, FRN,
1.258%, 8/1/41 (USD) (1)(2)(3) 485,000 138
Total Ukraine (Cost
$4,470
)
980
UNITED ARAB EMIRATES 1.9%
Corporate Bonds 1.9%
Abu Dhabi Ports, 2.50%, 5/6/31
(USD)  1,900,000 1,550
DP World Crescent, 3.875%,
7/18/29 (USD)  1,950,000 1,769
Emirates NBD Bank, VR, 6.125%
(USD) (4)(5) 1,100,000 1,065
Ruwais Power, 6.00%, 8/31/36
(USD)  1,770,000 1,910
Total United Arab Emirates (Cost
$7,341
)
6,294
UNITED KINGDOM 0.0%
Common Stocks 0.0%
Mriya Farming (2)(8) 5,890 —
Mriya Farming, Recovery
Certificates (EUR) (2)(8) 488,383 5
Total United Kingdom (Cost
$–
)
5
UNITED STATES 0.4%
Corporate Bonds 0.4%
Citgo Holding, 9.25%, 8/1/24 (1) 650,000 645
LCPR Senior Secured Financing,
5.125%, 7/15/29 (1) 1,045,000 788
Total United States (Cost
$1,722
)
1,433
UZBEKISTAN 1.1%
Government Bonds 1.1%
Republic of Uzbekistan, 3.90%,
10/19/31 (USD) (1) 1,596,000 1,124
Republic of Uzbekistan, 3.90%,
10/19/31 (USD)  1,930,000 1,360
Republic of Uzbekistan, 5.375%,
2/20/29 (USD)  1,640,000 1,380
Total Uzbekistan (Cost
$4,907
)
3,864

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Par/Shares $ Value
(Cost and value in $000s)
VENEZUELA 0.7%
Corporate Bonds 0.0%
Electricidad de Caracas, 8.50%,
4/10/22 (USD) (2)(7) 800,000 14
14
Government Bonds 0.7%
Petroleos de Venezuela, 5.375%,
4/12/27 (USD) (2)(7) 3,600,000 86
Petroleos de Venezuela, 6.00%,
5/16/24 (USD) (2)(7) 10,960,000 260
Petroleos de Venezuela, 6.00%,
11/15/26 (USD) (2)(7) 2,950,000 70
Petroleos de Venezuela, 8.50%,
10/27/22 (USD) (2)(7) 2,355,500 424
Petroleos de Venezuela, 9.00%,
11/17/22 (USD) (2)(7) 24,590,000 584
Petroleos de Venezuela, 9.75%,
5/17/35 (USD) (2)(7) 985,000 23
Petroleos de Venezuela, 12.75%,
2/17/23 (USD) (2)(7) 3,430,000 82
Republic of Venezuela, 6.00%,
12/9/22 (USD) (2)(7) 3,350,000 235
Republic of Venezuela, 7.75%,
10/13/23 (USD) (2)(7) 3,600,000 252
Republic of Venezuela, 9.25%,
9/15/27 (USD) (2)(7) 1,000,000 81
Republic of Venezuela, 11.75%,
10/21/26 (USD) (2)(7) 1,500,000 116
Republic of Venezuela, 11.95%,
8/5/31 (USD) (2)(7) 800,000 64
Republic of Venezuela, 12.75%,
8/23/23 (USD) (2)(7) 550,000 41
2,318
Total Venezuela (Cost
$25,116
)
2,332
VIETNAM 0.2%
Corporate Bonds 0.2%
Mong Duong Finance Holdings,
5.125%, 5/7/29 (USD) (1) 315,000 248
Mong Duong Finance Holdings,
5.125%, 5/7/29 (USD)  550,000 433
Total Vietnam (Cost
$873
)
681
ZAMBIA 0.7%
Government Bonds 0.7%
Republic of Zambia, 5.375%,
9/23/23 (USD) (2)(7) 4,629,000 2,187
Total Zambia (Cost
$2,902
)
2,187
Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 4.8%
Money Market Funds 4.8%
T. Rowe Price Government Reserve
Fund, 3.07% (9)(10) 15,999,658 16,000
Total Short-Term Investments
(Cost $16,000) 16,000
Total Investments in
Securities 98.2%
(Cost $455,482) $ 329,895
Other Assets Less Liabilities 1.8% 6,203
Net Assets 100.0% $ 336,098

T. ROWE PRICE Institutional Emerging Markets Bond Fund

‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and
Notional Amount are denominated in the currency of the country presented unless otherwise noted.
† Investment fund is not unitized.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $58,771 and represents
17.5% of net assets.
(2) Non-income producing
(3) GDP-linked note provides for contingent payments linked to the gross domestic product of the country presented; par reflects notional and will not be paid over the life or at maturity.
(4) Perpetual security with no stated maturity date.
(5) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(6) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules
("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities.
Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding
144A holdings) at period end amounts to $251 and represents 0.1% of net assets.
(7) Security is in default or has failed to make a scheduled interest and/or principal payment.
(8) Level 3 in fair value hierarchy.
(9) Seven-day yield
(10) Affiliated Companies
CLP Chilean Peso
CNH Offshore China Renminbi
EUR Euro
FRN Floating Rate Note
MXN Mexican Peso
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

(Amounts in 000s)
SWAPS (0.1)%
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.1)%
Credit Default Swaps, Protection Sold (0.1)%
United States (0.1)%
Protection Sold (Relevant Credit: Markit CDX.EM-S38, 5 Year Index), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/27 3,850 (382) (309) (73)
Total United States (73)
Total Centrally Cleared Credit Default Swaps, Protection Sold (73)
Total Centrally Cleared Swaps (73)
Net payments (receipts) of variation margin to date 73
Variation margin receivable (payable) on centrally cleared swaps $ —
** Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 11/25/22 EUR 359 USD 359 $ (6)
BNP Paribas 12/9/22 USD 299 CLP 273,753 19
Citibank 10/14/22 CNH 12,893 USD 1,783 23
Citibank 11/25/22 EUR 529 USD 511 10
Citibank 1/13/23 USD 1,788 CNH 12,893 (23)
Deutsche Bank 11/25/22 EUR 641 USD 653 (22)
Goldman Sachs 10/14/22 USD 250 CNH 1,677 15
HSBC Bank 10/14/22 CNH 8,860 USD 1,231 10
HSBC Bank 10/14/22 USD 4,355 CNH 29,345 244
HSBC Bank 11/25/22 EUR 553 USD 556 (11)
HSBC Bank 11/25/22 USD 4,369 EUR 4,228 209
HSBC Bank 12/9/22 CLP 431,436 USD 475 (35)
HSBC Bank 1/13/23 USD 1,235 CNH 8,861 (9)
JPMorgan Chase 10/14/22 CNH 4,003 USD 554 7
JPMorgan Chase 10/14/22 CNH 5,265 USD 767 (30)
JPMorgan Chase 11/25/22 EUR 1,731 USD 1,740 (37)
JPMorgan Chase 12/9/22 CLP 154,034 USD 159 (2)
JPMorgan Chase 1/13/23 USD 555 CNH 4,003 (7)
Morgan Stanley 11/25/22 EUR 1,333 USD 1,334 (23)
Morgan Stanley 12/9/22 USD 333 CLP 302,569 24
RBC Dominion Securities 11/25/22 EUR 94 USD 95 (3)
State Street 10/14/22 USD 126 MXN 2,665 (6)
State Street 11/25/22 EUR 623 USD 626 (13)
State Street 11/25/22 USD 4,302 EUR 4,165 204
UBS Investment Bank 11/25/22 USD 8,719 EUR 8,434 421
Net unrealized gain (loss) on open forward
currency exchange contracts $ 959

T. ROWE PRICE Institutional Emerging Markets Bond Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 224 U.S. Treasury Notes ten year contracts 12/22 (25,102) $ 867
Long, 60 Ultra U.S. Treasury Bonds contracts 12/22 8,220 (491)
Net payments (receipts) of variation margin to date (383)
Variation margin receivable (payable) on open futures contracts $ (7)

T. ROWE PRICE Institutional Emerging Markets Bond Fund

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2022. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.07% $ —# $ — $ 101+
Supplementary Investment Schedule
Affiliate
Value
12/31/21
Purchase
Cost
Sales
Cost
Value
09/30/22
T. Rowe Price Government Reserve Fund, 3.07% $ 23,980  ¤  ¤ $ 16,000^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $101 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $16,000.

T. ROWE PRICE Institutional Emerging Markets Bond Fund
Unaudited

Notes to Portfolio of Investments
T. Rowe Price Institutional Emerging Markets Bond Fund (the fund) is registered under the Investment Company Act of 1940
(the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation
Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC)
market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that

T. ROWE PRICE Institutional Emerging Markets Bond Fund

represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the Valuation Designee may adjust the investee’s NAV to reflect fair value at the valuation date. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity;
or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the
Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE Institutional Emerging Markets Bond Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on September 30, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests. Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets.
In February 2022, Russian forces entered Ukraine and commenced an armed conflict leading to economic sanctions being imposed on
Russia and certain of its citizens, creating impacts on Russian-related stocks and debt and greater volatility in global markets. These are recent examples of global events which may have an impact on the fund’s performance, which could be negatively impacted if the value of a portfolio holding were harmed by these and such other events. Management is actively monitoring the risks and financial impacts arising from these events.
E163-054Q3 09/22
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 313,639 $ — $ 313,639
Common Stocks — — 5 5
Private Investment Company
2
— — — 251
Short-Term Investments 16,000 — — 16,000
Total Securities 16,000 313,639 5 329,895
Forward Currency Exchange Contracts — 1,186 — 1,186
Futures Contracts* 867 — — 867
Total $ 16,867 $ 314,825 $ 5 $ 331,948
Liabilities
Swaps* $ — $ 73 $ — $ 73
Forward Currency Exchange Contracts — 227 — 227
Futures Contracts* 491 — — 491
Total $ 491 $ 300 $ — $ 791
1
Includes Convertible Bonds, Corporate Bonds and Government Bonds.
2
In accordance with Subtopic 820-10, certain investments that are measured at fair value using the net asset value per share (or its equivalent)
practical expedient have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the Portfolio of Investments.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.